Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class I
Trading Symbol	MSPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 455,700,000
Holdings Count | $ / shares	478
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class R5
Trading Symbol	MSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 455,700,000
Holdings Count | $ / shares	478
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Service Class
Trading Symbol	MSPHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 455,700,000
Holdings Count | $ / shares	478
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Administrative Class
Trading Symbol	MSPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 455,700,000
Holdings Count | $ / shares	478
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class R4
Trading Symbol	MSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 455,700,000
Holdings Count | $ / shares	478
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class A
Trading Symbol	MPTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 455,700,000
Holdings Count | $ / shares	478
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Total Return Bond Fund
Class Name	Class R3
Trading Symbol	MSPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Net Assets	$ 455,700,000
Holdings Count | $ / shares	478
Investment Company Portfolio Turnover	196.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$455.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	478
Portfolio Turnover Rate	196%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
U.S. Government Agency Obligations and Instrumentalities	33.3%
Non-U.S. Government Agency Obligations	17.4%
U.S. Treasury Obligations	16.5%
Corporate Debt	14.4%
U.S. Treasury Bills	13.4%
Repurchase Agreement	1.9%
Bank Loans	1.6%
Municipal Obligations	0.7%
Sovereign Debt Obligations	0.5%
Investment of Cash Collateral from Securities Loaned	0.2%
Common Stock	0.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class I
Trading Symbol	MDDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R5
Trading Symbol	MDVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Service Class
Trading Symbol	MDVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Administrative Class
Trading Symbol	MDDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R4
Trading Symbol	MDDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class A
Trading Symbol	MDDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class R3
Trading Symbol	MDVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.27%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.27%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Value Fund
Class Name	Class Y
Trading Symbol	MMNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Diversified Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 334,400,000
Holdings Count | $ / shares	224
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$334.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	224
Portfolio Turnover Rate	34%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
JPMorgan Chase & Co.	4.9%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.0%
AbbVie, Inc.	3.6%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%
Cisco Systems, Inc.	2.3%
Wells Fargo & Co.	2.1%
iShares Russell 1000 Value ETF	2.0%
AT&T, Inc.	1.9%

Sectors (% of Total Investments)
Financials	31.0%
Health Care	20.5%
Industrials	10.8%
Communication Services	8.1%
Consumer Staples	6.2%
Consumer Discretionary	6.1%
Energy	4.8%
Information Technology	4.3%
Utilities	3.1%
Materials	2.5%
Exchange-Traded Funds	2.0%

Class I
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class I
Trading Symbol	MMIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,133,400,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R5
Trading Symbol	MIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 2,133,400,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Service Class
Trading Symbol	MMIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 2,133,400,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Administrative Class
Trading Symbol	MIEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 2,133,400,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R4
Trading Symbol	MIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 2,133,400,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

Class A
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class A
Trading Symbol	MMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.74%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.74%
Net Assets	$ 2,133,400,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MM S&P 500® Index Fund
Class Name	Class R3
Trading Symbol	MMINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MM S&P 500® Index Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 2,133,400,000
Holdings Count | $ / shares	508
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$2,133.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	508
Portfolio Turnover Rate	4%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	7.0%
Microsoft Corp.	5.8%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Class A	2.6%
Berkshire Hathaway, Inc. Class B	2.0%
Alphabet, Inc. Class A	1.9%
Broadcom, Inc.	1.6%
Alphabet, Inc. Class C	1.5%
Tesla, Inc.	1.5%

Sectors (% of Total Investments)
Information Technology	29.6%
Financials	14.6%
Health Care	11.1%
Consumer Discretionary	10.2%
Communication Services	9.1%
Industrials	8.4%
Consumer Staples	6.0%
Energy	3.6%
Utilities	2.5%
Real Estate	2.4%
Materials	2.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class I
Trading Symbol	MFVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class R5
Trading Symbol	MFVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Service Class
Trading Symbol	MMFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Administrative Class
Trading Symbol	MMFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class R4
Trading Symbol	MFVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$59	1.21%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class A
Trading Symbol	MFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.26%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class R3
Trading Symbol	MFVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$71	1.46%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.46%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Equity Opportunities Fund
Class Name	Class Y
Trading Symbol	MMZOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Equity Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Net Assets	$ 489,400,000
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$489.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	66
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Chubb Ltd.	3.5%
TJX Cos., Inc.	3.5%
Intuit, Inc.	3.5%
Microsoft Corp.	3.5%
Linde PLC (LIN US)	3.3%
McDonald’s Corp.	3.3%
Marsh & McLennan Cos., Inc.	3.3%
Mastercard, Inc. Class A	3.3%
Procter & Gamble Co.	3.1%
Coca-Cola Co.	3.1%

Sectors (% of Total Investments)
Financials	23.5%
Information Technology	18.4%
Health Care	12.3%
Industrials	10.9%
Consumer Discretionary	9.8%
Consumer Staples	9.2%
Materials	4.6%
Energy	2.8%
Communication Services	2.6%
Utilities	2.0%
Real Estate	1.5%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class I
Trading Symbol	MBCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R5
Trading Symbol	MBCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Service Class
Trading Symbol	MBCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Administrative Class
Trading Symbol	MBCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R4
Trading Symbol	MBGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	MBCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.15%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class R3
Trading Symbol	MBCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Blue Chip Growth Fund
Class Name	Class Y
Trading Symbol	MMZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Blue Chip Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 1,948,600,000
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$1,948.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	98
Portfolio Turnover Rate	7%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
NVIDIA Corp.	9.5%
Microsoft Corp.	8.2%
Amazon.com, Inc.	7.3%
Meta Platforms, Inc. Class A	6.2%
Apple, Inc.	5.1%
Visa, Inc. Class A	4.7%
Netflix, Inc.	4.3%
Tesla, Inc.	4.0%
Alphabet, Inc. Class A	3.1%
Alphabet, Inc. Class C	3.1%

Sectors (% of Total Investments)
Information Technology	34.4%
Communication Services	18.9%
Consumer Discretionary	16.6%
Health Care	10.5%
Financials	10.1%
Industrials	4.1%
Consumer Staples	1.9%
Exchange-Traded Funds	0.8%
Materials	0.5%
Utilities	0.4%
Retail	0.2%
Energy	0.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class I
Trading Symbol	MSVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.86%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class R5
Trading Symbol	MSVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.96%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Service Class
Trading Symbol	MMVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.06%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Administrative Class
Trading Symbol	MMYLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$56	1.16%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class R4
Trading Symbol	MMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63	1.31%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.31%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class A
Trading Symbol	MMYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.36%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.36%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class R3
Trading Symbol	MSVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$75	1.56%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.56%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Company Value Fund
Class Name	Class Y
Trading Symbol	MMNLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Company Value Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.96%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
Net Assets	$ 46,800,000
Holdings Count | $ / shares	190
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$46.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	190
Portfolio Turnover Rate	24%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Magnolia Oil & Gas Corp. Class A	1.8%
Northern Oil & Gas, Inc.	1.5%
TXNM Energy, Inc.	1.3%
Independence Realty Trust, Inc.	1.3%
First BanCorp	1.2%
Hanover Insurance Group, Inc.	1.2%
Pediatrix Medical Group, Inc.	1.2%
Blue Bird Corp.	1.2%
American Healthcare REIT, Inc.	1.1%
WD-40 Co.	1.1%

Sectors (% of Total Investments)
Financials	29.0%
Industrials	16.5%
Consumer Discretionary	11.3%
Real Estate	9.3%
Energy	7.7%
Information Technology	7.5%
Materials	6.3%
Consumer Staples	3.2%
Health Care	3.2%
Utilities	2.3%
Communication Services	2.3%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	MEFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.66%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.66%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R5
Trading Symbol	MGRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.76%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	MEFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.86%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Administrative Class
Trading Symbol	MMELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$46	0.96%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	MEFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$53	1.11%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.11%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	MEFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.16%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	MEFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$65	1.36%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.36%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	MMNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Mid Cap Growth Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.76%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%
Net Assets	$ 4,088,200,000
Holdings Count | $ / shares	192
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4,088.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	192
Portfolio Turnover Rate	17%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Cheniere Energy, Inc.	2.1%
Veeva Systems, Inc. Class A	2.0%
Hologic, Inc.	1.6%
Domino’s Pizza, Inc.	1.5%
Alnylam Pharmaceuticals, Inc.	1.4%
Lattice Semiconductor Corp.	1.4%
Agilent Technologies, Inc.	1.4%
PTC, Inc.	1.3%
Marvell Technology, Inc.	1.3%
Yum! Brands, Inc.	1.3%

Sectors (% of Total Investments)
Information Technology	20.7%
Health Care	18.9%
Industrials	16.7%
Consumer Discretionary	13.3%
Financials	9.2%
Energy	5.3%
Materials	4.0%
Communication Services	4.0%
Consumer Staples	3.1%
Real Estate	1.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class I
Trading Symbol	MSGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.87%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R5
Trading Symbol	MSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.97%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Service Class
Trading Symbol	MSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.07%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.07%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Administrative Class
Trading Symbol	MSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.17%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R4
Trading Symbol	MSERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$62	1.32%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.32%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class A
Trading Symbol	MMGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	1.37%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.37%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class R3
Trading Symbol	MSGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$74	1.57%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.57%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Growth Equity Fund
Class Name	Class Y
Trading Symbol	MMNJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Small Cap Growth Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$46	0.97%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.97%
Net Assets	$ 543,500,000
Holdings Count | $ / shares	245
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$543.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	245
Portfolio Turnover Rate	35%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
CyberArk Software Ltd.	1.6%
Applied Industrial Technologies, Inc.	1.6%
AZEK Co., Inc.	1.5%
Casella Waste Systems, Inc. Class A	1.4%
Clearwater Analytics Holdings, Inc. Class A	1.2%
Hamilton Lane, Inc. Class A	1.1%
StepStone Group, Inc. Class A	1.1%
Ollie’s Bargain Outlet Holdings, Inc.	1.1%
Verra Mobility Corp.	1.1%
HealthEquity, Inc.	1.0%

Sectors (% of Total Investments)
Industrials	22.9%
Health Care	20.8%
Information Technology	16.2%
Financials	11.3%
Consumer Discretionary	10.5%
Real Estate	3.5%
Energy	3.4%
Materials	2.9%
Consumer Staples	2.4%
Communication Services	1.5%
Utilities	1.1%
Exchange-Traded Funds	0.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class I
Trading Symbol	MOSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R5
Trading Symbol	MOSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Service Class
Trading Symbol	MOSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Administrative Class
Trading Symbol	MOSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R4
Trading Symbol	MOSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$61	1.24%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.24%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class A
Trading Symbol	MOSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.29%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class R3
Trading Symbol	MOSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$73	1.49%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Overseas Fund
Class Name	Class Y
Trading Symbol	MMOJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Overseas Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 370,900,000
Holdings Count | $ / shares	135
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$370.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	135
Portfolio Turnover Rate	8%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
SAP SE	2.0%
Roche Holding AG	2.0%
Air Liquide SA	2.0%
Schneider Electric SE	1.9%
Deutsche Boerse AG	1.8%
Intesa Sanpaolo SpA	1.7%
Capgemini SE	1.7%
Compass Group PLC	1.7%
Novartis AG Registered	1.7%
Hitachi Ltd.	1.7%

Sectors (% of Total Investments)
Financials	22.3%
Industrials	19.5%
Consumer Discretionary	14.6%
Health Care	12.6%
Consumer Staples	8.9%
Information Technology	8.9%
Materials	6.0%
Communication Services	2.7%
Energy	1.8%
Utilities	1.1%
Real Estate	0.0%

Largest Countries (% of Total Investments)
France	16.0%
Germany	13.8%
Japan	12.9%
United States	10.5%
United Kingdom	10.5%
Switzerland	5.8%
Italy	3.8%
Canada	2.8%
China	2.6%
Netherlands	2.6%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price International Equity Fund
Class Name	Class I
Trading Symbol	MMIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price International Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 439,200,000
Holdings Count | $ / shares	430
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$439.2
Total Number of Portfolio Holdings (includes derivative positions, if any)	430
Portfolio Turnover Rate	14%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Siemens AG	1.5%
AstraZeneca PLC	1.5%
Samsung Electronics Co. Ltd.	1.4%
Unilever PLC	1.2%
Alibaba Group Holding Ltd.	1.2%
ASML Holding NV	1.1%
ING Groep NV	1.1%
TotalEnergies SE	1.0%
Prosus NV	1.0%

Sectors (% of Total Investments)
Financials	23.9%
Industrials	15.1%
Information Technology	12.5%
Consumer Discretionary	11.4%
Health Care	10.1%
Consumer Staples	7.2%
Communication Services	4.6%
Materials	4.4%
Energy	4.0%
Utilities	2.3%
Real Estate	2.0%

Largest Countries (% of Total Investments)
Japan	13.7%
United Kingdom	10.9%
China	9.6%
France	7.2%
United States	6.8%
Germany	6.4%
India	4.8%
Netherlands	4.4%
Taiwan	4.2%
Canada	3.9%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class I
Trading Symbol	MRCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class R5
Trading Symbol	MRCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Service Class
Trading Symbol	MRCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class R4
Trading Symbol	MRCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class A
Trading Symbol	MCTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class R3
Trading Symbol	MRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 20/80 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 20/80 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	80.2%
Equity Funds	19.8%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class I
Trading Symbol	MRMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class R5
Trading Symbol	MROSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Service Class
Trading Symbol	MRMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class R4
Trading Symbol	MRMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class A
Trading Symbol	MRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class R3
Trading Symbol	MRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 40/60 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 40/60 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 174,700,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$174.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	60.4%
Equity Funds	39.6%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class I
Trading Symbol	MROUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class R5
Trading Symbol	MRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Service Class
Trading Symbol	MROYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$17	0.35%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRSLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class R4
Trading Symbol	MROZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class A
Trading Symbol	MOGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class R3
Trading Symbol	MROTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 60/40 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 60/40 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
Net Assets	$ 150,300,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	59.3%
Fixed Income Funds	40.7%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class I
Trading Symbol	MRGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class R5
Trading Symbol	MRRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Service Class
Trading Symbol	MRGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Administrative Class
Trading Symbol	MRGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class R4
Trading Symbol	MRGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class A
Trading Symbol	MRRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class R3
Trading Symbol	MRGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual 80/20 Allocation Fund
Class Name	Class Y
Trading Symbol	MMNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual 80/20 Allocation Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 117,400,000
Holdings Count | $ / shares	23
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$117.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	23
Portfolio Turnover Rate	38%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	79.6%
Fixed Income Funds	20.4%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class I
Trading Symbol	MMBVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 189,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class M5
Trading Symbol	MMBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 189,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class M4
Trading Symbol	MMBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 189,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement Balanced Fund
Class Name	Class M3
Trading Symbol	MMBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement Balanced Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 189,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	16%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	59.8%
Equity Funds	40.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class I
Trading Symbol	MMFBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 5,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class M5
Trading Symbol	MMFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 5,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class M4
Trading Symbol	MMFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 5,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2005 Fund
Class Name	Class M3
Trading Symbol	MMFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2005 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 5,700,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$5.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	58.5%
Equity Funds	41.5%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class I
Trading Symbol	MMXBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.19%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Net Assets	$ 50,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class M5
Trading Symbol	MMXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 50,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class M4
Trading Symbol	MMXDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 50,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2010 Fund
Class Name	Class M3
Trading Symbol	MMXEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2010 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 50,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$50.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	54.6%
Equity Funds	45.4%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class I
Trading Symbol	MMFHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
Net Assets	$ 30,000,000.0
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class M5
Trading Symbol	MMFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 30,000,000.0
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class M4
Trading Symbol	MMFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 30,000,000.0
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2015 Fund
Class Name	Class M3
Trading Symbol	MMFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2015 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 30,000,000.0
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$30.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Fixed Income Funds	51.7%
Equity Funds	48.3%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class I
Trading Symbol	MMTWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
Net Assets	$ 104,800,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class M5
Trading Symbol	MMTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 104,800,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class M4
Trading Symbol	MMTUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 104,800,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2020 Fund
Class Name	Class M3
Trading Symbol	MMTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2020 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Net Assets	$ 104,800,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$104.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	51.4%
Fixed Income Funds	48.6%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class I
Trading Symbol	MMTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.27%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.27%
Net Assets	$ 150,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class M5
Trading Symbol	MMTGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 150,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class M4
Trading Symbol	MMTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 150,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2025 Fund
Class Name	Class M3
Trading Symbol	MMTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2025 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 150,500,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$150.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	21%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	55.9%
Fixed Income Funds	44.1%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class I
Trading Symbol	MMTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.33%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.33%
Net Assets	$ 317,600,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class M5
Trading Symbol	MMTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 317,600,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class M4
Trading Symbol	MMTPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 317,600,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2030 Fund
Class Name	Class M3
Trading Symbol	MMTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2030 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 317,600,000
Holdings Count | $ / shares	14
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$317.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	14
Portfolio Turnover Rate	23%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	66.2%
Fixed Income Funds	33.8%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class I
Trading Symbol	MMTJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Net Assets	$ 231,900,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class M5
Trading Symbol	MMTKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$28	0.56%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
Net Assets	$ 231,900,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class M4
Trading Symbol	MMTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 231,900,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2035 Fund
Class Name	Class M3
Trading Symbol	MMTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2035 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$52	1.06%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
Net Assets	$ 231,900,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$231.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	78.2%
Fixed Income Funds	21.8%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class I
Trading Symbol	MMFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 319,400,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class M5
Trading Symbol	MMFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Net Assets	$ 319,400,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class M4
Trading Symbol	MMFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
Net Assets	$ 319,400,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2040 Fund
Class Name	Class M3
Trading Symbol	MMFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2040 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$53	1.08%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%
Net Assets	$ 319,400,000
Holdings Count | $ / shares	12
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$319.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	12
Portfolio Turnover Rate	27%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	88.3%
Fixed Income Funds	11.7%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class I
Trading Symbol	MMFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 189,500,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class M5
Trading Symbol	MMFUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Net Assets	$ 189,500,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class M4
Trading Symbol	MMFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$43	0.87%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%
Net Assets	$ 189,500,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2045 Fund
Class Name	Class M3
Trading Symbol	MMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2045 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$55	1.12%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.12%
Net Assets	$ 189,500,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$189.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	96.0%
Fixed Income Funds	4.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class I
Trading Symbol	MMDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 221,400,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class M5
Trading Symbol	MMDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 221,400,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class M4
Trading Symbol	MMDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 221,400,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2050 Fund
Class Name	Class M3
Trading Symbol	MMDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2050 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
Net Assets	$ 221,400,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$221.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	29%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	97.8%
Fixed Income Funds	2.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class I
Trading Symbol	MMDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 103,700,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class M5
Trading Symbol	MMDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 103,700,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class M4
Trading Symbol	MMDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 103,700,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2055 Fund
Class Name	Class M3
Trading Symbol	MMDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2055 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 103,700,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$103.7
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class I
Trading Symbol	MMSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 92,000,000.0
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class M5
Trading Symbol	MMSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 92,000,000.0
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class M4
Trading Symbol	MMSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 92,000,000.0
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2060 Fund
Class Name	Class M3
Trading Symbol	MMSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2060 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 92,000,000.0
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$92.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	35%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class I
Trading Symbol	MMZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 4,300,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M5
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class M5
Trading Symbol	MMZLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M5	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Net Assets	$ 4,300,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M4
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class M4
Trading Symbol	MMZKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M4	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 4,300,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class M3
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Retirement 2065 Fund
Class Name	Class M3
Trading Symbol	MMZJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Retirement 2065 Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M3	$56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 4,300,000
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$4.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	9
Portfolio Turnover Rate	48%

Holdings [Text Block]

Sectors (% of Total Investments)
Equity Funds	98.8%
Fixed Income Funds	1.2%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Bond Asset Fund
Class Name	Class I
Trading Symbol	MMBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Bond Asset Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 212,900,000
Holdings Count | $ / shares	1,224
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$212.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	1,224
Portfolio Turnover Rate	54%

Holdings [Text Block]

Portfolio Characteristics (% of Total Investments)
Corporate Debt	24.9%
U.S. Treasury Obligations	21.7%
Sovereign Debt Obligations	19.4%
U.S. Government Agency Obligations and Instrumentalities	18.1%
Non-U.S. Government Agency Obligations	8.5%
Bank Loans	3.0%
Mutual Fund	2.8%
Repurchase Agreement	0.9%
Investment of Cash Collateral from Securities Loaned	0.4%
Municipal Obligations	0.2%

Largest Countries (% of Total Investments)
United States	64.0%
United Kingdom	2.7%
Canada	2.1%
Japan	2.1%
France	2.1%
Germany	1.9%
Cayman Islands	1.7%
Indonesia	1.0%
China	1.0%
Spain	1.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Large Cap Blend Fund
Class Name	Class I
Trading Symbol	MMLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Large Cap Blend Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 767,300,000
Holdings Count | $ / shares	548
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$767.3
Total Number of Portfolio Holdings (includes derivative positions, if any)	548
Portfolio Turnover Rate	20%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Apple, Inc.	5.8%
Microsoft Corp.	5.5%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.9%
Visa, Inc. Class A	2.1%
Meta Platforms, Inc. Class A	1.9%
Alphabet, Inc. Class A	1.9%
JPMorgan Chase & Co.	1.8%
Berkshire Hathaway, Inc. Class B	1.6%
UnitedHealth Group, Inc.	1.6%

Sectors (% of Total Investments)
Information Technology	26.2%
Financials	14.8%
Health Care	12.7%
Consumer Discretionary	10.3%
Industrials	9.3%
Communication Services	7.6%
Consumer Staples	5.1%
Energy	4.9%
Materials	3.7%
Utilities	2.7%
Real Estate	1.3%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Real Assets Fund
Class Name	Class I
Trading Symbol	MMRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Real Assets Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 101,000,000.0
Holdings Count | $ / shares	290
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$101.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	290
Portfolio Turnover Rate	16%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
Equinix, Inc.	2.9%
BHP Group Ltd.	2.7%
Prologis, Inc.	2.5%
Welltower, Inc.	2.4%
American Tower Corp.	1.7%
Freeport-McMoRan, Inc.	1.7%
Public Storage	1.6%
Franco-Nevada Corp.	1.6%
Exxon Mobil Corp.	1.5%
Essex Property Trust, Inc.	1.4%

Sectors (% of Total Investments)
Real Estate	38.1%
Materials	36.8%
Energy	19.2%
Industrials	1.5%
Utilities	1.1%
Consumer Discretionary	0.6%
Exchange-Traded Funds	0.5%
Communication Services	0.2%
Information Technology	0.2%

Largest Countries (% of Total Investments)
United States	59.5%
Canada	11.4%
Australia	8.0%
South Africa	2.7%
Japan	2.7%
Brazil	2.3%
United Kingdom	2.3%
France	1.5%
Mexico	0.9%
Germany	0.7%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
Class Name	Class I
Trading Symbol	MMBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
This example shows the expenses you would have paid over the past six months, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 182,000,000.0
Holdings Count | $ / shares	712
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS? (as of March 31, 2025)

Total Net Assets (Millions)	$182.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	712
Portfolio Turnover Rate	20%

Holdings [Text Block]

Largest Holdings (% of Total Investments)
TechnipFMC PLC	1.1%
Esab Corp.	1.1%
Veeva Systems, Inc. Class A	1.0%
Corpay, Inc.	1.0%
Expand Energy Corp.	0.8%
Fortive Corp.	0.8%
Lattice Semiconductor Corp.	0.7%
Paylocity Holding Corp.	0.7%
Assurant, Inc.	0.7%
Keysight Technologies, Inc.	0.7%

Sectors (% of Total Investments)
Industrials	17.4%
Financials	16.5%
Health Care	15.7%
Information Technology	13.4%
Consumer Discretionary	8.1%
Energy	5.7%
Real Estate	5.4%
Materials	4.5%
Utilities	3.1%
Consumer Staples	3.1%
Communication Services	2.4%
Technology	0.1%